May 10, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Abercrombie & Fitch Co. — Definitive Proxy Materials related to Annual Meeting of Stockholders to be held on June 9, 2010
Ladies and Gentlemen:
     In accordance with Rule 14a-6(b) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), we are transmitting herewith for filing definitive copies of the letter to stockholders, Notice of Annual Meeting of Stockholders, Proxy Statement and form of proxy (collectively, the “Proxy Materials”) to be furnished to the stockholders of Abercrombie & Fitch Co. (the “Company”) in connection with the solicitation of proxies by the Board of Directors of the Company to vote at the Annual Meeting of Stockholders (the “Annual Meeting”) to be held on June 9, 2010.
     The purposes of the Annual Meeting are to (a) elect three directors, each to serve for a term of three years to expire at the Annual Meeting of Stockholders to be held in 2013, and elect one director to serve for a term to expire at the Annual Meeting of Stockholders to be held in 2011; (b) ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the fiscal year ending January 29, 2011; (c) approve the Abercrombie & Fitch Co. 2010 Long-Term Incentive Plan (the “2010 LTIP”); and (d) act on three stockholder proposals, if the stockholder proposals are properly presented at the Annual Meeting.
     The Company intends to begin releasing the definitive Proxy Materials, together with the Company’s Annual Report on Form 10-K for the fiscal year ended January 30, 2010, and the Appendix thereto providing additional information not filed as part of the Annual Report on Form 10-K, to stockholders on May 7, 2010.
     As permitted by Rule 14a-16(n) under the Exchange Act, the Company has selected the full set delivery option. The information required in a “Notice of Internet

Securities and Exchange Commission
May 7, 2010

Availability of Proxy Materials” for purposes of Rule 14a-16(n) is incorporated into the Proxy Statement and the form of proxy.
     In accordance with the instructions to Item 10 of Schedule 14A, a copy of the 2010 LTIP is included as Appendix A to the Proxy Statement. The 3,570,000 shares of Class A Common Stock, $0.01 par value, of the Company to be made available under the 2010 LTIP will be registered under the Securities Act of 1933, as amended, pursuant to a Registration Statement on Form S-8 as soon as practicable after the Annual Meeting if the 2010 LTIP is approved by the Company’s stockholders.
     If you have any questions with respect to the definitive Proxy Materials transmitted herewith, please call the undersigned at (614) 765-4281.
     Thank you.

Very truly yours,
/s/ David S. Cupps
David S. Cupps
Senior Vice President, General Counsel and Secretary